EVENTS AFTER THE REPORTING PERIOD (Details Narrative) R$ / shares in Units, R$ in Billions	1 Months Ended
Jan. 31, 2025 BRL (R$) R$ / shares
Notes and other explanatory information [abstract]
Tax assessed amount | R$	R$ 2
Distribution of dividends | R$ / shares	R$ 0.1276